Capital Structure	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Capital Structure	Capital Structure
The following table provides a summary of the Company’s authorized and issued share capital as at December 31, 2024 and 2023:

	As at December 31, 2024		At December 31, 2023
	Number	$ in Thousands	Number	$ in Thousands
Authorized share capital:
Ordinary Shares $0.01 per share (2023 — $0.01 per share)	750,000,000	$7,500	70,000,000	$700
Preference Shares $0.0015144558 per share	150,000,000	227	30,000,000	45
Total authorized share capital		$7,727		$745

Issued share capital:
Issued ordinary shares $0.01 par value per share (2023 — $0.01 par value per share)	60,395,839	$604	60,395,839	$604
Issued 5.950% preference shares of $0.0015144558 par value per share each with a liquidation preference of $25 per preference share	11,000,000	17	11,000,000	17
Issued 5.625% preference shares of $0.0015144558 par value per share each with a liquidation preference of $25 per preference share	10,000,000	15	10,000,000	15
Issued 5.625% preference shares of $0.0015144558 par value per share represented by depositary shares, each with a liquidation preference of $25,000 per preference share (1)	10,000	—	10,000	—
Issued 7.000% preference shares of $0.0015144558 par value per share represented by depositary shares, each with a liquidation preference of $25,000 per preference share (2)	9,000	—	—	—
Total issued share capital		$636		$636
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(1)Each depositary share represents a 1/1000th interest in a share of the 5.625% preference shares.
(2)Each depositary share represents a 1/1000th interest in a share of the 7.000% preference shares.
(a)Ordinary Shares
Issued Ordinary Shares. The Company’s issued ordinary shares of par value $0.01 at both December 31, 2024 and 2023 was 60,395,839. The Company did not issue any ordinary shares for the twelve months ended December 31, 2024.
(b)Preference Shares
Preference Shares Issuance. On May 2, 2013, the Company issued 11,000,000 5.950% Fixed-to-Floating Rate Perpetual Non-Cumulative Preference Shares, with a liquidation preference of $25 per share (the “AHL PRC Shares”). Net proceeds were $270.6 million, consisting of $275.0 million of total liquidation preference less $4.4 million of issuance expenses. See further information below under “AHL PRC Shares Redemption.”
On September 20, 2016, the Company issued 10,000,000 shares of 5.625% Perpetual Non-Cumulative Preference Shares (the “AHL PRD Shares”). The 2016 Preference Shares have a liquidation preference of $25 per share. Net proceeds were $241.3 million, consisting of $250.0 million of total liquidation preference less $8.7 million of issuance expenses. The AHL PRD Shares are listed on the NYSE under the symbol “AHL PRD.”
On August 13, 2019, the Company issued 10,000,000 depositary shares, each of which represents 1/1000th interest in a share of the newly designated 5.625% Perpetual Non-Cumulative Preference Shares. The depositary shares have a liquidation preference of $25 per share. Net proceeds were $241.6 million, comprising $250.0 million of total liquidation preference less $8.4 million of issuance expenses. The depositary shares are listed on the NYSE under the symbol “AHL PRE.”
On November 26, 2024, the Company issued 9,000,000 depositary shares, each of which represents 1/1000th interest in a share of the newly designated 7.000% Perpetual Non-Cumulative Preference Shares. The depositary shares have a liquidation preference of $25 per share. Net proceeds were $217.0 million, comprising $225.0 million of total liquidation preference less $8.0 million of issuance expenses. The depositary shares are listed on the NYSE under the symbol “AHL PRF.”
AHL PRC Shares Redemption. On November 29, 2024, the Company issued a notice of redemption in connection with all of its issued and outstanding AHL PRC Shares. The redemption took place on January 1, 2025, to be paid on January 2, 2025, and was conducted pursuant to the terms of the certificate of designation, dated May 2, 2013, governing the AHL PRC Shares. Each holder of an AHL PRC Share received $25 per preference share, representing an aggregate amount of $275.0 million. Since the redemption date is also a dividend payment date, the redemption price does not include any declared and unpaid dividends.